Impairment of assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of financial assets	$ 290,406,994	$ 290,935,480	$ 214,784,580
Allowance | Financial assets measured at fair value through OCI
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of financial assets	11,521,889	(9,727,847)	(5,195,848)
Credit loss allowance in pesos | Allowance | Financial assets at amortized cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of financial assets	272,605,776	266,494,705	219,783,860
Credit loss allowance in foreign currency | Allowance | Financial assets at amortized cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of financial assets	$ 6,279,329	$ 34,168,622	$ 196,568